Organization and Basis of Presentation	6 Months Ended
Apr. 30, 2024
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Jiuzi Holdings, Inc. (the “Company” or “Jiuzi Holdings”) was incorporated in the Cayman Islands on October 10, 2019. The Company is a holding company whose operations are conducted through subsidiaries as described below.

Jiuzi New York Inc. (“Jiuzi New York”), a New York corporation established on April 3,2023. It is a wholly owned subsidiary of Jiuzi Holdings involved in corporate investment consulting.

Jiuzi (HK) Limited (“Jiuzi HK”) was incorporated in Hong Kong on October 25, 2019. It is a wholly owned subsidiary of the Company. It does not have any operation other than acting as a Hong Kong based holding company.

Zhejiang Navalant New Energy Automobile Co., Ltd. (“Jiuzi WFOE”) was incorporated on June 5, 2020 as a foreign owned entity in the People’s Republic of China (“PRC”). Jiuzi WFOE is a wholly owned subsidiary of Jiuzi HK. It does not have any operation other than acting as a PRC based holding company.

Zhejiang Jiuzi New Energy Holding Group Co., Ltd. (“Jiuzi Energy Holding) was incorporated on May 9, 2022 under the laws of the PRC. It is a wholly-owned subsidiary of Jiuzi HK and is mainly involved in research and development of automotive components; sales of new energy vehicles (“NEVs”) and electrical accessories for NEVs vehicles; sales of charging/battery swap infrastructure for NEVs; and sales of automotive spare parts and accessories.

Jiuzi HaoChe Supply Chain Co., Ltd. (“Haoche Supplychain”) was incorporated on September 6, 2021 under the laws of the PRC. It is a wholly-owned subsidiary of Zhejiang Navalant. It is mainly involved in management services of supply chain, automobiles sales and sales of NEVs..

Zhejiang Jiuzi New Energy Automobile Co. Ltd. (“Zhejiang Jiuzi”) was incorporated on May 26, 2017 in the PRC. Zhejiang Jiuzi’s scope of business includes the sale of NEVs and NEV components and parts, and the related development of products and services for the NEV industry. Zhejiang Jiuzi generates revenues by both selling NEVs and NEV components and parts to Jiuzi branded licensed NEV dealerships, and by rendering professional services to new Jiuzi NEV dealerships, such as initial setup, NEV product procurement services and specialized marketing campaigns.

Shangli Jiuzi New Energy Automobile Co., Ltd. (“Shangli Jiuzi “) was incorporated on May 10, 2018 in the PRC. Its scope of business is similar to Zhejiang Jiuzi. Zhejiang Jiuzi owns a 59.0% equity interest in Shangli Jiuzi, and the remaining 41% equity interest is owned by unrelated third-party investors Shangli Jiuzi is accounted for as a subsidiary of Zhejiang Jiuzi.

Hangzhou Zhitongche Technology Co., Ltd. (“Hangzhou Zhitongche”) was incorporated on February 2, 2018 in the PRC. It provides technical services, technical development, technical consulting and trading for NEVs and NEV accessories. Hangzhou Zhitongche is a wholly owned subsidiary of Zhejiang Jiuzi.

Guangxi Nanning Zhitongche New Energy Technology Co., Ltd. (“Guangxi Nanning”) was incorporated on December 31, 2021 in the PRC. Its scope of business includes technical service, development and consultation; sales of electrical accessories for NEVs; new car sales; business agency services. Hangzhou Zhitongche owns a 90% equity interest in Guangxi Nanning and the remaining 10% equity interest is owned by an unrelated third-party investor. Guangxi Nanning is accounted for as a subsidiary of Zhejiang Jiuzi.

Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd. (“Hangzhou Jiuyao “) was incorporated on January 24, 2022 in the PRC. Its scope of business includes technical services, technology development, technical consultation and promotion, as well as sales of automobiles and NEVs, and sales of electrical accessories and accessories for NEVs. Hangzhou Jiuyao is 51% owned by Hangzhou Zhitongche and the remaining 49% equity interest is owned by an unrelated third-party. Hangzhou Jiuyao is accounted for as a subsidiary of Zhejiang Jiuzi.

Hangzhou Jiuyao Youche Network Technology Co. Ltd. (“Jiuyao Youche”) was incorporated on August 8, 2022 in the PRC. Its scope of business includes rentals and sales of NEVs. Jiuyao Youche is 51% owned by Hangzhou Zhitongche and the remaining 49% equity interest is owned by unrelated third-party investors. Hangzhou Jiuyao is accounted for as a subsidiary of Zhejiang Jiuzi.

Jiuzi International (HK) Limited. (“New Energy Holding HK”) was incorporated on May 23, 2023 under the laws of the Hong Kong Special Administrative Region of the PRC. It is a wholly owned subsidiary of Jiuzi New York.It is mainly involved in corporate investment consulting.

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. was incorporated on August 1, 2023 under the laws of the PRC. It is a wholly owned subsidiary of New Energy Holding HK and is mainly involved in sales of electrical accessories for NEVs, sales of charging/battery swap infrastructure for NEVs, sales of electrical chargers, operating electric charging infrastructure for NEVs, leasing of charging control equipment, and research and development of emerging energy technology.

On November 10, 2022, Zhejiang Jiuzi New Energy Automobile Co., Ltd.(“Zhejiang Jiuzi”), a variable interest entity (of the Company, entered into a termination agreement (the “Termination Agreement”) Jiuzi WFOE, pursuant to which the Exclusive Option Agreement, the Exclusive Business Cooperation Agreement and the Equity Pledge Agreement (collectively the “VIE Agreements”) entered into among Zhejiang Jiuzi, Jiuzi WFOE and certain shareholders of Zhejiang Jiuzi would be terminated. On November 10, 2022, with approval of Jiuzi WFOE and approval of the board of directors of Zhejiang Jiuzi, Zhejiang Jiuzi issued a 0.1% equity interest in Zhejiang Jiuzi to a third-party investor. The issuance was completed on November 27, 2022. On January 20, 2023, Jiuzi WFOE exercised its call option under the Exclusive Option Agreements dated June 15, 2020 with a certain shareholder of Zhejiang Jiuzi and entered into equity transfer agreements with all of the shareholders of Zhejiang Jiuzi to purchase all the equity interest in Zhejiang Jiuzi. The transaction underlying the equity transfer agreements was completed and the VIE Agreements were terminated pursuant to the Termination Agreement on January 20, 2023. As a result, the VIE structure was dissolved and Zhejiang Jiuzi became a wholly owned subsidiary of Jiuzi WFOE.